Schedule of financial assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	$ 1,879	$ 4,712
Financial liabilities at amortised cost, category [member] | Payables and accrued liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	1,879	4,712
Cash and cash equivalent [member] | Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Financial liabilities
Trade and other receivables [member] | Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Financial liabilities
Restricted cash [member] | Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Financial liabilities
Financial assets at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Financial assets	8,693	18,660
Financial assets at amortised cost, category [member] | Payables and accrued liabilities [member]
IfrsStatementLineItems [Line Items]
Financial assets
Financial assets at amortised cost, category [member] | Cash and cash equivalent [member]
IfrsStatementLineItems [Line Items]
Financial assets	7,307	16,393
Financial assets at amortised cost, category [member] | Trade and other receivables [member]
IfrsStatementLineItems [Line Items]
Financial assets	1,261	2,144
Financial assets at amortised cost, category [member] | Restricted cash [member]
IfrsStatementLineItems [Line Items]
Financial assets	$ 125	$ 123